SELECTED STATEMENT OF OPERATIONS DATA (Tables)	12 Months Ended
Dec. 31, 2012
SELECTED STATEMENT OF OPERATIONS DATA [Abstract]
Schedule of Other Financial Income (Expenses)

	Year ended December 31,
	2012	2011	2010
Financial income:
Interest	$44	$35	$612
Foreign currency translation adjustments	130	-	-
Remeasurement of derivatives	811	-	-

	985	35	612
Financial expenses:
Interest	(2,228)	(3,081)	(207)
Foreign currency translation adjustments	-	(334)	(101)
Remeasurement of derivatives	-	(4,101)	-

	(2,228)	(7,516)	(308)

	$(1,243)	$(7,481)	$304